Summary of Instruments Allocated to Gfi Mining South Africa (Detail) (GFI Mining South Africa Pty Limited [Member], Gold Fields Limited 2012 Share Plan [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period	312,546	1,638,684
Exercised and released	(496,303)
Transfers to the Gold Fields group	(77,386)
Forfeited		(73,889)
Converted to Sibanye options	(1,276,240)
Transfers to the Gold Fields group		(27,412)
Ending Balance		1,537,383
Bonus Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period		489,748
Exercised and released	(137,265)	(216,715)
Transfers to the Gold Fields group	(31,337)
Forfeited		(16,582)
Converted to Sibanye options	(87,849)
Ending Balance		256,451